Equity - Distribution of Profit - Proposed Distribution of Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity
Voluntary reserve	€ (266,296)	€ (140,728)
Profit of the Parent	€ (266,296)	€ (140,728)